Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events	Note 6 — Subsequent Events All material subsequent events have been included within footnotes 1, 2 and 4 of the Condensed Consolidated Financial Statements.	Note 12 — Subsequent Events All material subsequent events have been included within footnotes 1, 7, and 10 of the Consolidated Financial Statements.